Unmanned Aerial Vehicle (UAV) Deployment Program Advance Payment - Additional Information (Details) - UAV Deployment Program Advance Payment $ in Millions	1 Months Ended
Jun. 30, 2026 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for advance procurement and deployment service	$ 2.2
Advance to support fair value of vehicles	1.8
Amount paid in excess to reduce contract liability	0.4
Balance related to program	$ 1.8